Annual Total Returns - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 25, 2014
Fidelity Advisor International Small Cap Fund - Class A
Bar Chart Table:
Annual Return 2014	(5.68%)
Annual Return 2015	6.07%
Annual Return 2016	7.87%
Annual Return 2017	32.53%
Annual Return 2018	(16.31%)
Annual Return 2019	21.12%
Annual Return 2020	9.63%
Annual Return 2021	13.17%
Annual Return 2022	(16.91%)
Annual Return 2023	19.32%
Fidelity Advisor International Small Cap Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018